Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	June 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds	1,940,000	1,940,000
Foreign exchange swaps	125,000	125,000
	2,065,000	2,065,000

Schedule of fair value of derivative instruments

	June 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds	12,140	1,540
Interest rate caps	402	565
Foreign exchange swaps	(12,946)	(68,133)
	(404)	(66,028)

Schedule of changes in fair value of derivative instruments

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Derivative instruments
Foreign exchange swaps	30,640	(62,439)	5,678	(62,109)
Embedded options within listed bonds	3,960	2,310	10,600	750
Interest rate caps	79	564	264	413
	34,679	(59,565)	16,542	(60,946)